Shareholder Report, Average Annual Return (Details) 214400_Kurv Copper - Mining Enhanced Income ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	May 31, 2026	May 31, 2026
Kurv Copper & Mining Enhanced Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Copper & Mining Enhanced Income ETF NAV
Average Annual Return, Percent	2.71%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	11.34%